RESERVES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 shares	Dec. 07, 2020 shares	Jun. 30, 2009 HKD ($)	Jun. 30, 2009 CNY (¥)
Disclosure Of RESERVES [Line Items]
Percentage of entity's revenue	10.00%
Number of shares issued | shares	1,502,110	1,156,251	566,379
Capital reserve	¥ 61.3
Escrow deposits	¥ 6.7
Two financial advisors [Member]
Disclosure Of RESERVES [Line Items]
Number of shares issued | shares	1,521,528
Mr. Wong Kung Tok [Member]
Disclosure Of RESERVES [Line Items]
Amounts payable, related party transactions	¥ 40.2			$ 67.9	¥ 58.9
Forego of claim in deposits	15.6
Sound Treasure Limited [Member]
Disclosure Of RESERVES [Line Items]
Amounts payable, related party transactions	20.7
Forego of claim in deposits	15.6
Extinguishment of liability	¥ 76.8
Maximum
Disclosure Of RESERVES [Line Items]
Percentage of entity's revenue	50.00%